Quarterly Holdings Report
for
Fidelity® Strategic Real Return Fund
June 30, 2026
RRS-NPRT3-0826
1.833432.120
Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (g)	80,715	72,697
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (g)	181,316	179,444
MetroNet Infrastructure Issuer LLC Series 2026-1A Class C, 7.1% 4/20/2056 (g)	210,000	210,860
Progress Residential Trust Series 2021-SFR6 Class F, 3.422% 7/17/2038 (g)	100,000	99,774
Progress Residential Trust Series 2022-SFR2 Class E2, 4.8% 4/17/2027 (g)	100,000	98,442
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (g)	250,000	249,270
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (g)	221,000	218,907
Progress Residential Trust Series 2022-SFR5 Class E1, 6.618% 6/17/2039 (g)	201,000	200,552
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (g)	336,000	335,172
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2024-1A Class B, 5.775% 9/15/2049 (g)	121,000	117,429
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (g)	238,000	235,679
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (g)	295,000	292,321
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (g)	100,000	100,572
TOTAL UNITED STATES		2,411,119
TOTAL ASSET-BACKED SECURITIES (Cost $2,422,353)		2,411,119

Commercial Mortgage Securities - 4.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.7%
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 7.4905% 9/15/2038 (e)(f)(g)	106,000	97,532
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (e)(g)(h)	264,000	164,048
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	134,000	118,102
BANK Series 2021-BN38 Class C, 3.2182% 12/15/2064 (e)	554,000	456,191
BANK Series 2022-BNK41 Class C, 3.789% 4/15/2065 (e)	567,000	496,699
BANK Series 2022-BNK42 Class C, 4.7227% 6/15/2055 (e)	500,000	446,064
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (g)	180,000	130,475
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (g)	141,000	96,434
BANK Series 2022-BNK44 Class A5, 5.9343% 11/15/2055 (e)	100,000	103,720
BANK Series 2025-BNK51 Class B, 5.895% 12/25/2067 (e)	175,000	175,974
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5804% 4/15/2053 (e)	500,000	426,174
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	178,000	163,450
BBCMS Mortgage Trust Series 2022-C16 Class C, 4.6% 6/15/2055 (e)	750,000	625,631
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (g)	163,000	120,366
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.2412% 9/15/2048 (e)(g)(h)	417,000	157,999
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	100,000	97,166
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (g)	250,000	176,478
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 6.3163% 11/15/2041 (e)(f)(g)	84,000	84,079
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (e)(g)(h)	84,000	67,233
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (e)(g)	105,000	80,295
BMO Mortgage Trust Series 2023-C5 Class B, 6.4806% 6/15/2056 (e)	250,000	256,579
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (e)(g)	100,000	101,448
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (e)(g)	56,000	55,338
BRES Commercial Mortgage Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8139% 11/15/2042 (e)(f)(g)	250,000	248,167
Bridge Commercial Mortgage Trust Series 2026-MF Class E, 6.45% 6/15/2039 (g)	160,000	160,600
BX 2019 Trust Series 2019-OC11 Class E, 3.944% 12/9/2041 (e)(g)	284,000	257,794
BX 2024 Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5148% 6/15/2041 (e)(f)(g)	191,900	189,229
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.5633% 6/15/2041 (e)(f)(g)	479,750	474,826
BX 2025-DIME Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3254% 2/15/2035 (e)(f)(g)	300,000	298,892
BX 2025-VLT6 Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8161% 3/15/2042 (e)(f)(g)	500,000	497,500
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class E, 3.5488% 3/11/2044 (e)(g)	959,000	870,368
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class B, 5.8015% 11/13/2046 (e)(g)	100,000	100,513
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (e)(g)	300,000	304,970
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3156% 4/15/2040 (e)(f)(g)	226,661	226,731
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 6.6856% 10/15/2036 (e)(f)(g)	198,000	196,902
BX Commercial Mortgage Trust Series 2024-GPA2 Class C, CME Term SOFR 1 month Index + 2.1914%, 5.8168% 11/15/2041 (e)(f)(g)	160,815	161,319
BX Commercial Mortgage Trust Series 2024-GPA3 Class C, CME Term SOFR 1 month Index + 1.892%, 5.5174% 12/15/2039 (e)(f)(g)	106,226	106,525
BX Commercial Mortgage Trust Series 2026-VLT10 Class C, 6.3965% 7/13/2058 (e)(g)	100,000	97,233
BX Commercial Mortgage Trust Series 2026-VLT10 Class E, 7.5709% 7/13/2058 (e)(g)	105,000	101,844
BX Commercial Mortgage Trust Series 2026-XL6 Class D, CME Term SOFR 1 month Index + 2.1%, 5.7254% 3/15/2043 (e)(f)(g)	194,401	195,614
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6254% 3/15/2043 (e)(f)(g)	90,419	91,157
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 6.9754% 1/15/2039 (e)(f)(g)	100,000	99,507
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 7.8254% 1/15/2039 (e)(f)(g)	100,000	99,850
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9244% 1/15/2039 (e)(f)(g)	109,900	109,655
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5656% 11/15/2041 (e)(f)(g)	43,134	43,187
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5641% 11/15/2041 (e)(f)(g)	145,664	145,166
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.226% 10/15/2042 (e)(f)(g)(h)	200,000	199,620
BX Trust Series 2026-CART Class D, CME Term SOFR 1 month Index + 1.9%, 5.5254% 2/15/2036 (e)(f)(g)	345,000	344,569
BX Trust Series 2026-CIP Class D, 5.7254% 5/15/2038 (e)(g)	129,087	129,974
BX Trust Series 2026-CIP Class E, CME Term SOFR 1 month Index + 3.1%, 6.7254% 5/15/2038 (e)(f)(g)	148,946	150,062
BX Trust Series 2026-LP3 Class E, CME Term SOFR 1 month Index + 3.2%, 6.8254% 4/15/2043 (e)(f)(g)	326,901	329,047
BX Trust Series 2026-RISE Class E, CME Term SOFR 1 month Index + 2.8%, 6.4254% 4/15/2041 (e)(f)(g)	160,000	161,337
CIP Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.3754% 10/15/2037 (e)(f)(g)	100,000	100,277
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 6.0475% 6/12/2040 (e)(g)	250,000	250,486
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (e)	232,000	218,299
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (g)	56,000	42,061
Computershare Corporate Trust Series 2020-C58 Class C, 3.162% 7/15/2053	1,000,000	814,116
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5139% 8/15/2041 (e)(f)(g)	200,000	198,616
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.0567% 6/15/2034 (f)(g)	80,000	35,430
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (e)	750,000	705,186
ELP Series 2025-ELP Class E, 6.45% 11/13/2042 (e)(g)	240,000	241,044
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (e)(g)	200,000	201,406
Estn Series 2026-TOWN Class B, 5.7377% 5/12/2046 (e)(g)	100,000	101,362
Estn Series 2026-TOWN Class C, 5.9376% 5/12/2046 (e)(g)	385,000	391,021
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5254% 2/15/2043 (e)(f)(g)	234,230	236,604
Extended Stay America Trust Series 2026-ESH2 Class F, 7.3754% 2/15/2043 (e)(g)	234,230	236,719
GGP Commercial Mortgage Trust Series 2026-SSP Class A, 5.1151% 7/5/2043 (e)(g)	320,000	321,325
GGP Commercial Mortgage Trust Series 2026-SSP Class B, 5.3569% 7/5/2043 (e)(g)	100,000	100,196
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.2534% 8/10/2044 (e)(g)	63,000	20,842
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (g)(h)	42,000	125
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.1983% 8/10/2041 (e)(g)	200,000	200,240
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (e)(g)	1,020,000	1,014,998
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (e)(g)	163,000	161,439
Hudson Yards Mortgage Trust Series 2026-10HY Class B, 5.3283% 12/10/2039 (e)(g)	135,000	135,621
Int Commercial Mortgage Trust Series 2025-PLAZA Class B, 5.3415% 11/5/2037 (e)(g)	100,000	99,692
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2025-BHR5 Class D, CME Term SOFR 1 month Index + 3.041%, 6.667% 3/15/2040 (e)(f)(g)	208,000	209,690
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (g)(h)	151,000	18,119
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (e)(g)	100,000	98,428
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (g)	49,446	47,852
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.4905% 7/15/2038 (e)(f)(g)(h)	105,000	104,935
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 7.6905% 7/15/2038 (e)(f)(g)	100,000	99,731
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.8846% 1/15/2039 (e)(f)(g)(h)	80,000	79,975
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.8754% 9/15/2040 (e)(f)(g)	125,000	125,382
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (e)(g)	80,927	80,132
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.4989% 6/15/2044 (e)(g)(i)	4,854,347	18,284
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9266% 7/15/2049 (e)(g)	112,000	111,395
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	231,000	221,337
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	542,000	478,083
Morgan Stanley Capital I Trust Series 2021-L5 Class C, 3.156% 5/15/2054	513,000	441,507
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (e)(g)	162,000	154,953
MSWF Commercial Mortgage Trust Series 2023-1 Class B, 6.9055% 5/15/2056 (e)	250,000	259,678
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (e)(g)	224,000	221,987
NYC Commercial Mortgage Trust Series 2025-77C Class B, 4.984% 1/10/2036 (e)(g)	100,000	99,079
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (e)(g)	100,000	98,205
PCY Series 2026-FCMT Class C, 5.6846% 4/5/2041 (e)(g)	100,000	99,964
PKHL Commercial Mortgage Trust Series 2021-MF Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3405% 7/15/2038 (e)(f)(g)(h)	100,000	34,880
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.0905% 7/15/2038 (e)(f)(g)	100,000	19,380
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.7754% 3/15/2043 (e)(f)(g)	100,000	100,031
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (g)	350,000	300,580
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (e)(g)	170,000	169,055
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (g)	89,407	90,269
Ride Series 2025-SHRE Class E, 7.8087% 2/14/2047 (e)(g)	100,000	101,433
Rocket Mortgage Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (g)	288,000	300,440
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (e)(g)	150,000	136,255
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2254% 10/15/2041 (e)(f)(g)	112,000	112,210
SMRT Trust Series 2022-MINI Class D, CME Term SOFR 1 month Index + 1.95%, 5.576% 1/15/2039 (e)(f)(g)	250,000	249,688
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 6.976% 1/15/2039 (e)(f)(g)	135,000	134,493
SREIT Trust Series 2021-MFP2 Class F, CME Term SOFR 1 month Index + 2.7327%, 6.3577% 11/15/2036 (e)(f)(g)(h)	100,000	99,969
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.655% 11/15/2036 (e)(f)(g)	128,000	127,706
SREIT Trust Series 2021-PALM Class E, CME Term SOFR 1 month Index + 2.0245%, 5.6495% 10/15/2034 (e)(f)(g)(h)	100,000	99,969
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.3556% 10/15/2034 (e)(f)(g)	164,000	164,165
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.291% 11/15/2036 (e)(f)(g)	100,000	99,875
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.94% 11/15/2036 (e)(f)(g)	42,000	41,948
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.8643% 2/15/2042 (e)(f)(g)	100,000	99,100
The Baha Trust Series 2024-MAR Class A, 5.9717% 12/10/2041 (e)(g)	320,000	326,752
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (g)	255,000	201,683
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class B, 3.375% 8/15/2052	785,000	713,057
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class C, 3.561% 8/15/2052	100,000	84,874
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2152% 3/15/2045 (e)(g)	220,000	157,298
WFCM Series 2022-C62 Class C, 4.3449% 4/15/2055 (e)	500,000	416,485
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (e)(g)(h)	140,000	62,937
TOTAL UNITED STATES		24,429,986
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,017,402)		24,429,986

Common Stocks - 13.5%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
YPF SA Class D ADR (c)	5,500	250,085
AUSTRALIA - 1.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Woodside Energy Group Ltd	25,356	490,361
Materials - 1.1%
Metals & Mining - 1.1%
Anglogold Ashanti Plc (South Africa)	13,800	1,118,684
BHP Group Ltd	67,240	2,802,090
Glencore PLC	227,000	1,547,783
TOTAL MATERIALS		5,468,557
TOTAL AUSTRALIA		5,958,918
BRAZIL - 0.8%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PRIO SA/Brazil (c)	99,300	1,003,137
Materials - 0.6%
Chemicals - 0.0%
Yara International ASA	3,200	140,757
Metals & Mining - 0.6%
ERO Copper Corp (c)	16,800	448,592
Vale SA	121,100	1,826,951
Wheaton Precious Metals Corp	8,110	912,300
		3,187,843
TOTAL MATERIALS		3,328,600
TOTAL BRAZIL		4,331,737
CANADA - 2.4%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cameco Corp	1,600	163,086
Cameco Corp (United States)	42	4,278
Imperial Oil Ltd	17,600	1,976,362
PrairieSky Royalty Ltd	4,800	107,422
Suncor Energy Inc	26,000	1,398,766
Tamarack Valley Energy Ltd	41,000	357,603
TOTAL ENERGY		4,007,517
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	169	14,644
Materials - 1.6%
Chemicals - 0.6%
Nutrien Ltd (d)	50,610	3,188,439
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA	8,400	1,305,147
Alamos Gold Inc Class A	4,470	135,526
Barrick Mining Corp	2,900	106,635
Franco-Nevada Corp	4,210	878,453
G Mining Ventures Corp (c)	36,500	1,068,814
Hemlo Mining Corp (c)	27,600	102,557
Hudbay Minerals Inc	18,100	427,406
Major Drilling Group International Inc (c)	13,900	147,698
Orla Mining Ltd	19,600	191,681
		4,363,917
Paper & Forest Products - 0.1%
West Fraser Timber Co Ltd	9,760	660,714
TOTAL MATERIALS		8,213,070
TOTAL CANADA		12,235,231
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	18,700	947,536
CHINA - 0.7%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
China Shenhua Energy Co Ltd H Shares	74,000	378,546
Materials - 0.6%
Metals & Mining - 0.6%
Chuangxin Industries Holdings Ltd H Shares	173,500	303,957
MMG Ltd (c)	1,304,000	1,153,887
Zijin Mining Group Co Ltd H Shares	508,000	1,774,763
TOTAL MATERIALS		3,232,607
TOTAL CHINA		3,611,153
FINLAND - 0.3%
Industrials - 0.0%
Machinery - 0.0%
Wartsila OYJ Abp	301	11,480
Materials - 0.3%
Paper & Forest Products - 0.3%
UPM-Kymmene Oyj	50,180	1,330,188
TOTAL FINLAND		1,341,668
GERMANY - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Siemens Energy AG	41	7,816
Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON SE	834	17,150
TOTAL GERMANY		24,966
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (c)	52,300	110,353
INDIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
JSW Steel Ltd	16,600	215,293
JAPAN - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
JX Advanced Metals Corp	27,700	764,500
MEXICO - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	228	25,785
NORWAY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	59,300	536,593
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	16,400	347,580
SPAIN - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola SA	1,011	25,163
TAIWAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	157	74,978
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Subsea 7 SA	19,900	679,517
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC	575	18,551
Multi-Utilities - 0.0%
National Grid PLC	2,190	36,121
TOTAL UTILITIES		54,672
TOTAL UNITED KINGDOM		734,189
UNITED STATES - 7.4%
Consumer Staples - 1.6%
Food Products - 1.6%
Archer-Daniels-Midland Co	58,020	4,432,728
Bunge Global SA	33,970	3,625,618
TOTAL CONSUMER STAPLES		8,058,346
Energy - 3.7%
Energy Equipment & Services - 0.2%
National Energy Services Reunited Corp (c)	15,900	475,887
Tidewater Inc (c)	5,600	373,128
		849,015
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp (c)	15,671	550,679
BP PLC	170,400	1,050,302
Cheniere Energy Inc	128	30,593
Chevron Corp	12,042	1,996,082
ConocoPhillips	16,000	1,663,360
DHT Holdings Inc	800	13,224
Diamondback Energy Inc	5,200	914,056
Exxon Mobil Corp	40,330	5,513,919
Kinder Morgan Inc	20,300	648,991
Murphy Oil Corp	6,400	208,384
Navigator Holdings Ltd	32,291	601,581
Occidental Petroleum Corp	6,700	325,419
Ovintiv Inc	19,220	1,011,933
Shell PLC	60,836	2,363,782
Targa Resources Corp	3,356	899,878
Williams Cos Inc/The	316	23,491
		17,815,674
TOTAL ENERGY		18,664,689
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Republic Services Inc	60	12,785
Waste Connections Inc (United States)	165	27,504
		40,289
Construction & Engineering - 0.0%
Comfort Systems USA Inc	2	3,963
Ferrovial NV	172	11,788
MasTec Inc (c)	61	25,380
Quanta Services Inc	14	10,081
		51,212
Electrical Equipment - 0.0%
Bloom Energy Corp Class A (c)	49	14,832
Eos Energy Enterprises Inc (c)	504	2,964
ERock Inc Class A	169	2,450
Fluence Energy Inc Class A (c)	104	2,067
GE Vernova Inc	16	18,798
Nextpower Inc Class A (c)	162	19,301
		60,412
Ground Transportation - 0.0%
CSX Corp	144	6,844
Norfolk Southern Corp	39	12,269
		19,113
Machinery - 0.0%
Caterpillar Inc	13	13,844
TOTAL INDUSTRIALS		184,870
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Flex Ltd (c)	42	6,807
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices Inc (c)	44	25,560
Broadcom Inc	52	19,643
Monolithic Power Systems Inc	18	24,882
NVIDIA Corp	420	84,038
		154,123
TOTAL INFORMATION TECHNOLOGY		160,930
Materials - 2.0%
Chemicals - 1.6%
CF Industries Holdings Inc	12,700	1,374,902
Corteva Inc	74,720	6,328,037
		7,702,939
Metals & Mining - 0.4%
Freeport-McMoRan Inc	6,100	383,629
Nucor Corp	4,200	935,550
Steel Dynamics Inc	3,500	803,110
		2,122,289
TOTAL MATERIALS		9,825,228
Real Estate - 0.0%
Health Care REITs - 0.0%
Welltower Inc	157	35,634
Utilities - 0.1%
Electric Utilities - 0.1%
Alliant Energy Corp	284	21,666
American Electric Power Co Inc	419	57,323
Constellation Energy Corp	148	36,759
Entergy Corp	310	35,607
Evergy Inc	152	13,137
NextEra Energy Inc	717	62,931
NRG Energy Inc	577	84,277
PG&E Corp	1,309	22,017
Xcel Energy Inc	199	15,980
		349,697
Independent Power and Renewable Electricity Producers - 0.0%
Fervo Energy Co Class A (c)	335	9,792
Talen Energy Corp (c)	27	10,375
Vistra Corp	373	59,169
		79,336
Multi-Utilities - 0.0%
Ameren Corp	111	12,547
CenterPoint Energy Inc	599	26,381
Consolidated Edison Inc	115	12,722
NiSource Inc	448	21,302
Sempra	388	35,972
		108,924
Water Utilities - 0.0%
American Water Works Co Inc	191	25,132
TOTAL UTILITIES		563,089
TOTAL UNITED STATES		37,492,786
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (c)	25,545	697,771
TOTAL COMMON STOCKS (Cost $54,155,377)		69,726,285

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (e)(f)	7,000	174,580
AGNC Investment Corp CME Term SOFR 3 month Index + 5.2546%, 0% (e)(f)	17,400	442,134
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (e)(f)	8,600	218,956
Chimera Investment Corp CME Term SOFR 3 month Index + 5.5995%, 10.9014% (e)(f)	5,000	116,000
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (e)(f)	10,787	249,935
Chimera Investment Corp Series C, CME Term SOFR 3 month Index + 4.743%, 7.75% (e)(f)	7,100	160,602
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (e)(f)	23,400	605,124
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (e)(f)	10,300	247,921
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (e)(f)	6,200	154,690
Rithm Capital Corp CME Term SOFR 3 month Index + 6.0636%, 7.5% (e)(f)	9,958	254,327
TOTAL FINANCIALS		2,624,269
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
Braemar Hotels & Resorts Inc 5.5%	2,700	36,801
RLJ Lodging Trust Series A,1.95%	400	9,748
TOTAL REAL ESTATE		46,549
TOTAL UNITED STATES		2,670,818
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,341,404)		2,670,818

Domestic Equity Funds - 24.5%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (b)	669,877	72,098,885
Fidelity Real Estate Equity Central Fund (b)	343,165	54,319,654
TOTAL DOMESTIC EQUITY FUNDS (Cost $113,989,723)		126,418,539

Fixed-Income Funds - 25.6%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (b) (Cost $136,916,910)	1,406,157	132,319,327

Non-Convertible Corporate Bonds - 4.5%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (g)	250,000	265,470
UNITED STATES - 4.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (g)	95,000	95,341
Beacon Point DC LLC 6.129% 11/30/2042 (g)	105,000	105,902
Cipher Compute LLC 7.125% 11/15/2030 (g)	40,000	41,581
Flash Compute LLC 7.25% 12/31/2030 (g)	100,000	102,822
HUT 8 DC LLC 6.192% 11/15/2042 (g)	270,000	273,479
Meridian Arc Holdco LLC 6.25% 4/30/2031 (g)	155,000	155,347
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (g)	274,000	273,108
Stingray Compute LLC 6% 6/15/2031 (g)	65,000	65,128
Uniti Services LLC 7.5% 10/15/2033 (g)	100,000	105,238
WULF Compute LLC 7.75% 10/15/2030 (g)	165,000	173,307
TOTAL COMMUNICATION SERVICES		1,391,253
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Hilton Domestic Operating Co Inc 4% 5/1/2031 (g)	350,000	330,787
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (g)	100,000	99,143
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (g)	95,000	95,243
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (g)	250,000	252,287
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (g)	395,000	371,277
Hyatt Hotels Corp 5.5% 6/30/2034	100,000	101,172
Times Square Hotel Trust 8.528% 8/1/2026 (g)	12,195	12,199
		1,262,108
Household Durables - 0.2%
Beazer Homes USA Inc 8% 1/15/2032 (g)	95,000	95,255
Century Communities Inc 6.625% 9/15/2033 (g)	430,000	434,197
LGI Homes Inc 4% 7/15/2029 (g)	170,000	158,407
LGI Homes Inc 7% 11/15/2032 (g)	175,000	173,908
M/I Homes Inc 3.95% 2/15/2030	300,000	285,007
Tri Pointe Homes Inc 5.25% 6/1/2027	100,000	99,939
		1,246,713
TOTAL CONSUMER DISCRETIONARY		2,508,821
Financials - 0.0%
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Starwood Property Trust Inc 6.125% 6/1/2031 (g)	100,000	100,529
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP 3.2% 12/1/2031	370,000	335,513
Information Technology - 0.1%
IT Services - 0.1%
Beignet Investor LLC 6.581% 5/30/2049 (g)	335,000	341,751
Real Estate - 3.5%
Diversified REITs - 0.7%
GLP Capital LP / GLP Financing II Inc 3.25% 1/15/2032	250,000	223,835
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	1,000,000	1,004,687
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036	65,000	63,698
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	100,000	99,213
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	100,000	100,392
Safehold GL Holdings LLC 6.1% 4/1/2034	500,000	523,622
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (g)	105,000	102,566
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (g)	235,000	233,145
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (g)	500,000	490,767
VICI Properties LP 5.125% 5/15/2032	750,000	743,833
VICI Properties LP 5.625% 4/1/2035	65,000	65,028
		3,650,786
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	915,000	735,452
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (g)	75,000	76,784
Omega Healthcare Investors Inc 3.375% 2/1/2031	500,000	464,206
Omega Healthcare Investors Inc 4.5% 4/1/2027	83,000	82,945
Ventas Realty LP 5% 2/15/2036	300,000	294,301
Welltower OP LLC 5.125% 7/1/2035	50,000	50,190
		1,703,878
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (g)	40,000	40,951
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (g)	65,000	66,687
		107,638
Industrial REITs - 0.1%
Prologis LP 5% 3/15/2034	176,000	175,581
Prologis LP 5.25% 5/15/2035	50,000	50,511
Prologis LP 5.25% 6/15/2053	55,000	52,124
		278,216
Real Estate Management & Development - 0.4%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	150,000	145,791
Americold Realty Operating Partnership LP 5.6% 5/15/2032	250,000	250,905
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (g)	50,000	49,734
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (g)	50,000	53,753
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (g)	87,000	87,067
Essex Portfolio LP 4.5% 3/15/2048	40,000	32,983
Essex Portfolio LP 4.875% 2/15/2036	295,000	284,990
Extra Space Storage LP 2.35% 3/15/2032	500,000	435,575
Extra Space Storage LP 5.35% 1/15/2035	100,000	100,457
Extra Space Storage LP 5.4% 6/15/2035	215,000	216,639
Kennedy-Wilson Inc 7% 6/1/2031 (g)	160,000	163,558
Kennedy-Wilson Inc 7.25% 6/1/2033 (g)	205,000	209,344
Taylor Morrison Communities Inc 5.125% 8/1/2030 (g)	50,000	50,060
Taylor Morrison Communities Inc 5.75% 11/15/2032 (g)	50,000	51,458
		2,132,314
Residential REITs - 0.5%
American Homes 4 Rent LP 2.375% 7/15/2031	500,000	442,307
American Homes 4 Rent LP 3.625% 4/15/2032	1,000,000	928,905
American Homes 4 Rent LP 5.25% 3/15/2035	65,000	64,781
American Homes 4 Rent LP 5.5% 7/15/2034	100,000	101,204
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,000,000	951,715
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	65,000	62,913
Sun Communities Operating LP 4.2% 4/15/2032	4,000	3,826
		2,555,651
Retail REITs - 0.6%
Agree LP 5.625% 6/15/2034	3,000	3,081
Kimco Realty OP LLC 5.3% 2/1/2036	100,000	101,106
Kite Realty Group LP 5.2% 8/15/2032	300,000	302,611
NNN REIT Inc 5.5% 6/15/2034	300,000	306,048
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	275,000	269,040
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	500,000	516,363
Realty Income Corp 4.65% 3/15/2047	200,000	175,720
Realty Income Corp 5.125% 2/15/2034	250,000	250,740
Realty Income Corp 5.125% 4/15/2035	330,000	330,065
Simon Property Group LP 3.25% 9/13/2049	50,000	34,309
Simon Property Group LP 4.75% 9/26/2034	500,000	488,360
Simon Property Group LP 5.125% 10/1/2035	200,000	200,402
Simon Property Group LP 6.75% 2/1/2040	65,000	73,328
		3,051,173
Specialized REITs - 0.9%
American Tower Corp 3.7% 10/15/2049	500,000	364,907
American Tower Corp 4.05% 3/15/2032	750,000	718,308
American Tower Corp 5.35% 3/15/2035	250,000	251,628
American Tower Corp 5.4% 1/31/2035	300,000	303,563
American Tower Corp 5.45% 2/15/2034	300,000	304,589
Crown Castle Inc 2.25% 1/15/2031	500,000	445,323
Crown Castle Inc 2.5% 7/15/2031	500,000	444,254
Crown Castle Inc 2.9% 4/1/2041	240,000	174,566
Crown Castle Inc 3.8% 2/15/2028	100,000	98,740
Crown Castle Inc 5.2% 9/1/2034	175,000	173,417
EPR Properties 3.6% 11/15/2031	250,000	228,976
Iron Mountain Inc 6.25% 1/15/2033 (g)	350,000	353,666
Millrose Properties Inc 6.25% 9/15/2032 (g)	115,000	116,001
Millrose Properties Inc 6.375% 8/1/2030 (g)	95,000	96,287
Public Storage Operating Co 5.35% 8/1/2053	65,000	62,331
SBA Communications Corp 3.125% 2/1/2029	500,000	478,414
		4,614,970
TOTAL REAL ESTATE		18,094,626
TOTAL UNITED STATES		22,772,493
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $23,141,769)		23,037,963

Non-Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
UNITED STATES - 1.6%
Financials - 0.5%
Capital Markets - 0.0%
DigitalBridge Group Inc 7.125% Series J	2,561	38,927
DigitalBridge Group Inc Series H, 7.125%	1,906	28,399
DigitalBridge Group Inc Series I, 7.15%	1,749	25,658
		92,984
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp 7.75% Series G (e)	16,000	400,320
AGNC Investment Corp CME Term SOFR 3 month Index + 5.3726%, 10.3713% (e)(f)	14,200	363,378
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (e)(f)	23,000	564,650
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (e)(f)	8,800	223,476
Arbor Realty Trust Inc Series D 6.375%	1,500	23,940
Arbor Realty Trust Inc Series F, 6.25% (e)	13,000	290,030
ARMOUR Residential REIT Inc 7% Series C	1,000	20,740
Pennymac Mortgage Investment Trust 6.75%	1,300	22,854
Pennymac Mortgage Investment Trust 8.125% (e)	2,000	43,840
Pennymac Mortgage Investment Trust Series B 3 month U.S. Treasury Index + 8%, 0% (e)(f)	4,200	92,862
Rithm Capital Corp 7% Series D (e)	2,700	67,365
Two Harbors Investment Corp 7.625% Series B (e)	2,699	65,262
Two Harbors Investment Corp 8.125% Series A (e)	3,571	87,061
		2,265,778
TOTAL FINANCIALS		2,358,762
Real Estate - 1.1%
Diversified REITs - 0.3%
Armada Hoffler Properties Inc Series A 6.75%	6,000	129,900
CTO Realty Growth Inc 6.375%	1,000	20,850
Gladstone Commercial Corp Series E 6.625%	3,600	80,244
Gladstone Commercial Corp Series G, 6%	18,200	363,090
Global Net Lease Inc 6.875% Series B	3,245	70,157
Global Net Lease Inc 7.25% Series A	9,822	224,138
Global Net Lease Inc 7.375% Series E	10,000	230,900
Global Net Lease Inc 7.5%	16,700	387,440
		1,506,719
Health Care REITs - 0.0%
Global Medical REIT Inc 7.5% Series A	2,100	51,093
National Healthcare Properties Inc Series A, 7.375%	4,200	96,936
National Healthcare Properties Inc Series B, 7.125%	2,000	46,000
		194,029
Hotel & Resort REITs - 0.3%
Pebblebrook Hotel Trust 6.3% Series F	10,801	208,675
Pebblebrook Hotel Trust 6.375%	20,479	400,365
Pebblebrook Hotel Trust 6.375% Series E	9,222	179,829
Pebblebrook Hotel Trust Series H, 5.7%	11,128	195,074
Summit Hotel Properties Inc Series E, 6.25%	6,800	118,524
Summit Hotel Properties Inc Series F, 5.875%	4,000	66,039
Sunstone Hotel Investors Inc Series H, 6.125%	3,500	75,653
Sunstone Hotel Investors Inc Series I, 5.7%	9,600	203,136
		1,447,295
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.625% Series C	6,040	127,324
Rexford Industrial Realty Inc 5.875% Series B	2,838	62,237
		189,561
Office REITs - 0.1%
Hudson Pacific Properties Inc 4.75% Series C	18,100	251,590
Vornado Realty Trust 5.25% Series M	3,326	59,735
Vornado Realty Trust Series L, 5.4%	1,496	26,659
Vornado Realty Trust Series N 5.25%	1,959	34,674
		372,658
Residential REITs - 0.0%
American Homes 4 Rent 5.875% Series G	5,200	117,104
American Homes 4 Rent Series H, 6.25%	481	11,188
UMH Properties Inc 6.375% Series D	7,090	149,032
		277,324
Retail REITs - 0.2%
Agree Realty Corp 4.25%	1,500	25,515
Cedar Realty Trust Inc 7.25%	415	7,922
Kimco Realty Corp 5.125%	11,600	224,228
Kimco Realty Corp Series M 5.25%	17,015	336,046
Regency Centers Corp 5.875%	3,640	78,551
Regency Centers Corp 6.25% Series A	6,140	139,010
Saul Centers Inc 6.125% Series D	1,300	27,183
		838,455
Specialized REITs - 0.2%
Digital Realty Trust Inc 5.25%	5,800	114,956
Digital Realty Trust Inc Series L, 5.2%	13,670	270,119
EPR Properties 5.75%	528	10,697
National Storage Affiliates Trust Series A, 6%	200	4,452
Public Storage 4%	7,610	116,966
Public Storage 4%	4,928	75,694
Public Storage Operating Co 5.05% Series G	7,032	137,687
Public Storage Operating Co 5.15% Series F	3,200	63,488
Public Storage Series J, 4.7%	496	8,928
Public Storage Series K, 4.75%	1,016	18,633
Public Storage Series L, 4.625%	5,636	100,321
Public Storage Series MM, 4.125%	1,000	15,820
Public Storage Series S, 4.1%	2,113	33,153
		970,914
TOTAL REAL ESTATE		5,796,955
TOTAL UNITED STATES		8,155,717
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $8,976,980)		8,155,717

U.S. Treasury Obligations - 23.5%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.41 to 2.73	606,303	320,966
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.15 to 2.71	3,971,716	2,057,827
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	2.74	401,549	226,410
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.53 to 2.54	1,560,002	1,138,021
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.44 to 2.52	865,121	660,523
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.38 to 2.67	3,874,935	2,753,176
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.39 to 2.65	845,683	594,724
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.28 to 2.46	439,915	323,132
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.38 to 2.74	1,484,167	1,056,592
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.40 to 1.67	304,387	213,832
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.50 to 1.54	2,414,858	1,972,409
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.57 to 2.71	1,008,288	766,577
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	1.02	2,193,676	2,178,538
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.60 to 2.24	684,097	660,022
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.54 to 2.29	1,148,129	1,096,814
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.05 to 2.77	1,215,312	1,062,120
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.64	1,409,974	1,298,146
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.43	822,048	757,802
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.54 to 1.74	773,999	783,816
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.05 to 1.87	881,800	949,438
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.61 to 1.92	1,832,492	1,878,823
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	1.37 to 1.82	1,600,343	1,680,610
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.19 to 2.04	2,903,272	2,726,374
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.15 to 1.92	3,748,320	3,461,985
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.90 to 2.47	3,748,243	3,393,370
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.29 to 2.17	4,042,083	3,776,622
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 1.99	5,648,496	5,185,804
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.43 to 1.85	3,271,700	3,120,426
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.79 to 1.88	2,857,558	2,809,226
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 1.98	3,668,195	3,574,447
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 1.97	4,550,335	4,214,314
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.44 to 1.83	2,794,009	2,731,814
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.49 to 1.72	2,325,185	2,261,956
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.28	3,756,413	3,553,235
US Treasury Notes Inflation-Indexed 1.125% 10/15/2030	1.06 to 1.42	5,003,516	4,858,474
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.07 to 1.27	2,664,600	2,621,488
US Treasury Notes Inflation-Indexed 1.25% 4/15/2031	1.93	1,675,490	1,623,343
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.39 to 2.23	4,484,726	4,302,011
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	0.73 to 1.84	3,125,276	3,109,879
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	0.99 to 1.99	3,791,046	3,764,656
US Treasury Notes Inflation-Indexed 1.625% 4/15/2030	1.30 to 1.61	3,943,986	3,896,054
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.69 to 2.13	4,387,689	4,287,039
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	1.92 to 2.03	5,011,663	4,867,046
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.03	4,892,639	4,822,252
US Treasury Notes Inflation-Indexed 1.875% 7/15/2035	1.63 to 1.97	5,237,507	5,121,570
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.70 to 2.12	4,337,036	4,326,936
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.87 to 2.29	4,182,824	4,194,578
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	0.97 to 2.43	4,262,059	4,307,698
TOTAL U.S. TREASURY OBLIGATIONS (Cost $126,457,743)			121,342,915

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	5,759,891	5,761,043
Fidelity Securities Lending Cash Central Fund (k)(l)	3.69	3,214,679	3,215,000
TOTAL MONEY MARKET FUNDS (Cost $8,976,043)			8,976,043

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $502,395,704)	519,488,712
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,659,097)
NET ASSETS - 100.0%	516,829,615

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,486,267 or 4.9% of net assets.

(h)	Level 3 security.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,317,141	160,650,786	160,206,876	263,706	(8)	-	5,761,043	5,759,891	0.0%
Fidelity Commodity Strategy Central Fund	71,119,713	17,664,741	26,602,246	1,019,309	(1,571,218)	11,487,895	72,098,885	669,877	10.6%
Fidelity Floating Rate Central Fund	122,980,128	37,643,898	25,577,027	7,547,274	(799,552)	(1,928,120)	132,319,327	1,406,157	6.8%
Fidelity Real Estate Equity Central Fund	43,848,213	18,374,091	16,400,951	981,843	997,964	7,500,337	54,319,654	343,165	5.2%
Fidelity Securities Lending Cash Central Fund	-	22,636,037	19,420,924	600	(113)	-	3,215,000	3,214,679	0.0%
Total	243,265,195	256,969,553	248,208,024	9,812,732	(1,372,927)	17,060,112	267,713,909

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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